Consolidated Statements of Financial Position - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024
Current assets
Cash	$ 334.4	$ 144.9
Trade receivables	82.8	70.4
Inventories	384.0	445.2
Income taxes receivable	10.2	28.0
Other current assets	63.8	52.3
Total current assets	875.2	740.8
Deferred income taxes	95.7	76.3
Property, plant and equipment	161.6	171.8
Intangible assets	131.9	135.1
Right-of-use assets	280.2	279.8
Goodwill	72.0	70.8
Other long-term assets	0.1	7.0
Total assets	1,616.7	1,481.6
Current liabilities
Accounts payable and accrued liabilities	171.5	177.7
Provisions	40.1	49.1
Income taxes payable	28.6	16.8
Short-term borrowings	4.3	9.4
Current portion of lease liabilities	83.9	79.9
Total current liabilities	328.4	332.9
Provisions	16.0	14.3
Deferred income taxes	20.8	17.2
Term Loan	407.7	388.5
Lease liabilities	246.9	250.6
Other long-term liabilities	40.3	54.6
Total liabilities	1,060.1	1,058.1
Equity
Equity attributable to shareholders of the Company	541.2	417.0
Non-controlling interests	15.4	6.5
Total equity	556.6	423.5
Total liabilities and equity	$ 1,616.7	$ 1,481.6